Submission	Jan. 05, 2026
Submission [Line Items]
Central Index Key	0001576427
Registrant Name	Criteo S.A.
Registration File Number	333-291227
Form Type	S-4
Submission Type	POS AM
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A